Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2023	2022

Balance, beginning of year	$15,717,582	$16,072,431
Loans – new Directors	0	2,274,378
New loans to existing Principal Officers/Directors	3,218,327	5,091,531
Repayment*	(1,686,381)	(7,720,758)
Balance, end of year	$17,249,528	$15,717,582